Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 28, 2012
Registrant Name	dei_EntityRegistrantName	Adviser Managed Trust
Central Index Key	dei_EntityCentralIndexKey	0001502608
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov. 30, 2012
Tactical Offensive Equity Fund (Prospectus Summary) | Tactical Offensive Equity Fund | Tactical Offensive Equity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCOEX
Tactical Offensive Fixed Income Fund (Prospectus Summary) | Tactical Offensive Fixed Income Fund | Tactical Offensive Fixed Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCOFX
Tactical Defensive Fund (Prospectus Summary) | Tactical Defensive Fund | Tactical Defensive Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCDFX